Share-based payments - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price during the year	£ 8.45	£ 6.71
Information about how expected volatility was determined, share options granted	The expected volatility is based on the historical volatility of the company’s share price over the previous three to seven years depending on the vesting term of the options.
Worldwide Save for Shares Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option percentage of market price	80.00%
Option expiration period	6 months
Worldwide Save for Shares Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
length of share-based plans	3 years
Worldwide Save for Shares Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
length of share-based plans	5 years
Employee Stock Purchase Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
length of share-based plans	6 months
Percentage of market price considering in share-based plans	85.00%
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Corporate performance target period	3 years
Description of vesting requirements for share-based payment arrangement	The vesting of restricted shares is normally dependent on continuing service over a three-to five-year period, and in the case of executive directors and senior management upon the satisfaction of corporate performance targets over a three-year period. These targets may be based on market and/or non-market performance criteria. Restricted shares awarded to executive directors in May 2018 and September 2017 vest dependent on relative total shareholder return, return on invested capital and adjusted earnings per share growth. Restricted shares awarded to senior management in March 2017 vest dependent on adjusted earnings per share growth. Other restricted shares awarded in 2018 and 2017 vest depending on continuing service over periods of up to three years.
Long-term incentive plan [member] | Restricted shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Long-term incentive plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Long-term incentive plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Management incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Description of vesting requirements for share-based payment arrangement	Subsequently, the shares vest dependent on continuing service over a three year period, and additionally in the case of Pearson Executive Management upon satisfaction of non-market based performance criteria as determined by the Remuneration Committee. Restricted shares awarded as part of the 2017 Management Incentive Plan were granted in April 2018. Restricted shares awarded as part of the 2018 Management Incentive Plan will be granted in April 2019.